Note 13 - Capital Management - Risk-based Capital Ratios (Details) - CAD ($) $ in Thousands	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Statement Line Items [Line Items]
Directly issued capital instruments	$ 241,662	$ 241,466	$ 182,094
Retained earnings	95,276	90,644	77,414
Accumulated other comprehensive income	13	(4)	0
Regulatory capital		418,718
Total risk-weighted assets		$ 2,013,544
CET1 capital ratio		20.80%
Total assets	2,415,346	$ 2,415,086	$ 2,044,976
Transitional [member]
Statement Line Items [Line Items]
Regulatory capital	426,237
Total risk-weighted assets	$ 2,095,335
CET1 capital ratio	20.34%
Basel III [member]
Statement Line Items [Line Items]
Total assets		2,415,086
Total on-balance sheet exposures		2,402,335
Total off-balance sheet exposure at gross notional amount	$ 366,895	342,710
Adjustments for conversion to credit equivalent amount		210,065
Total off-balance sheet exposures	153,976	132,645
Total exposures		$ 2,534,980
Leverage ratio		12.60%
Basel III [member] | Transitional [member]
Statement Line Items [Line Items]
Total assets	2,415,346
Total on-balance sheet exposures	2,402,867
Adjustments for conversion to credit equivalent amount	212,919
Total exposures	$ 2,556,843
Leverage ratio	12.69%
Common equity tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 227,819
Retained earnings		90,644
Accumulated other comprehensive income		(4)
Regulatory capital before adjustments		318,459
Adjustments to capital		(12,751)
Regulatory capital		$ 305,708
CET1 capital ratio		15.18%
Common equity tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 228,015
Retained earnings	95,276
Accumulated other comprehensive income	13
Regulatory capital before adjustments	323,304
Adjustments to capital	(12,479)
Regulatory capital	$ 310,825
CET1 capital ratio	14.83%
Capital Tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 13,647
Regulatory capital		$ 319,355
CET1 capital ratio		15.86%
Capital Tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 13,647
Regulatory capital	$ 324,472
CET1 capital ratio	15.49%
Tier 2 capital [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 100,310	$ 97,910
Regulatory capital before adjustments		97,910
Adjustments to capital		1,453
Regulatory capital		$ 99,363
Tier 2 capital [member] | Transitional [member]
Statement Line Items [Line Items]
Regulatory capital before adjustments	100,310
Adjustments to capital	1,455
Regulatory capital	$ 101,765